Notes Payable - Schedule of Estimated Future Principal Payments Due Under the Loan Agreement (Details) - 2021 Loan and Security Agreement $ in Thousands	Oct. 31, 2023 USD ($)
Debt Instrument [Line Items]
2024	$ 5,106
2025	5,038
Note payable, net of discount	$ 10,144